UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 355

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 355

Falls Church, VA  22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

Invest with faith

Azzad Wise Capital Fund
(Ticker: WISEX)
First Halal Fixed-Income Fund

Azzad Ethical Fund
(Ticker: ADJEX)
Halal Equity Mutual Fund

SEMI-ANNUAL REPORT DECEMBER 31, 2021 (UNAUDITED)

8000 Town Centre Drive, Suite 400 | Broadview Heights, Ohio 44147
OFFICE 888.350.3369 or 440.922.0066 | **FAX** 440.526.4446 | www.azzadfunds.com
Azzad Asset Management, Inc. | Adviser to the Azzad Funds | 888.86.AZZAD (888.862.9923)

AZZAD ETHICAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2021 (UNAUDITED)

Average Annual Total Return
For the Periods Ended December 31, 2021

	Azzad Ethical Fund	Russell MidCap Growth Index
Six Months	7.01%	2.07%
1 Year	17.78%	12.73%
3 Year	25.93%	27.46%
5 Year	18.94%	19.83%
10 Year	13.64%	16.63%
Since Inception (1)	7.63%	9.58%

(1) December 22, 2000.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Ethical Fund distributions or the redemption of Ethical Fund shares.  Current performance of the Ethical Fund may be lower or higher than the performance quoted.  The Ethical Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The total annual operating expenses, before any fees waived, were 1.15% for the Ethical Fund per the prospectus that was filed on October 29, 2021.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 12/31/2011 and the value of the account on 12/31/2021. Total return is based on the net change in net asset value (“NAV”) and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Semi-Annual Report | 1

AZZAD WISE CAPITAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2021 (UNAUDITED)

Average Annual Total Return
For the Periods Ended December 31, 2021

	Azzad Wise Capital Fund	ICE BofAML US Corp&Govt 1-3 Yr Index
Six Months	0.72%	-0.45%
1 Year	1.99%	-0.41%
3 Year	3.57%	2.32%
5 Year	2.69%	1.89%
10 Year	2.44%	1.43%
Since Inception (1)	2.19%	1.52%

(1) April 6, 2010

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Wise Fund distributions or the redemption of Wise Fund shares.  Current performance of the Wise Fund may be lower or higher than the performance quoted.  The Wise Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The total annual operating expenses, before any fees waived, were 1.20% for the Wise Fund per the prospectus that was filed on October 29, 2021.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

The ICE BofAML US Corp&Gov’t 1-3 Yr Index is comprised of short-term bond funds having durations between one and three and half years, thus making them attractive to fairly conservative investors. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporations. On rare occasions, they may even invest in more speculative high-yield and emerging-markets debt.

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 12/31/2011 and the value of the account on 12/31/2021.  Total return is based on the net change in net asset value (“NAV”) and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Semi-Annual Report | 2

AZZAD ETHICAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Ethical Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology, 39.97% *
Basic Materials, 1.92%
Communication Services, 2.70%
Consumer Cyclical, 11.22%
Consumer Defensive, 1.34%
Financial Services, 1.14%
Healthcare, 24.88%
Industrials, 14.24%
Real Estate, 2.59%

The following chart gives a visual breakdown of the Ethical Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

Technology, 36.03% *
Other Assets Less Liabilities, 9.86%
Basic Materials, 1.73%
Communication Services, 2.43%
Consumer Cyclical, 10.12%
Consumer Defensive, 1.21%
Financial Services, 1.03%
Healthcare, 22.43%
Industrials, 12.83%
Real Estate, 2.33%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

* See Note 7 for additional disclosures.

Semi-Annual Report | 3

AZZAD WISE CAPITAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Wise Fund by the security types the underlying securities represent as a percentage of the portfolio of investments.

Real Estate Investment Trusts, 0.28%
Common Stocks, 7.18%
Bank Time Deposits, 11.32%
Trade Finance Agreements, 4.09%
Bonds (Sukuk), 77.13%

The following chart gives a visual breakdown of the Wise Fund by the security types the underlying securities represent as a percentage of net assets.

Real Estate Investment Trusts, 0.27%
Common Stocks, 6.88%
Other Assets Less Liabilities, 4.10%
Bank Time Deposits, 10.86%
Trade Finance Agreements, 3.92%
Bonds (Sukuk), 73.97%

Portfolio allocations are subject to change.

Semi-Annual Report | 4

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 90.14%

Agricultural Chemicals - 0.80%
7,892	The Scotts Miracle-Gro Co.	$ 1,270,612

Aircraft & Parts - 1.11%
13,652	HEICO Corp. Class A *	1,754,555

Apparel & Other Finished Products of Fabrics & Similar Material - 2.37%
28,063	Canada Goose Holdings, Inc. (Canada) *	1,040,015
49,458	Levi Strauss & Co. Class A	1,237,934
3,787	Lululemon Athletica, Inc. (Canada) *	1,482,421
		3,760,370
Biological Products (No Diagnostic Substances) - 3.24%
4,239	Bio-Techne Corp.	2,193,004
3,741	Repligen Corp. *	990,766
12,594	Seagen, Inc. *	1,947,032
		5,130,802
Computer Communications Equipment - 2.51%
27,712	Arista Networks, Inc. *	3,983,600

Dental Equipment & Supplies - 0.80%
28,203	Envista Holdings Corp. *	1,270,827

Electrical Work - 1.13%
15,600	Quanta Services, Inc.	1,788,696

Electromedical & Electrotherapeutic Apparatus - 1.26%
6,827	Masimo Corp. *	1,998,809

Electronic Components & Accessories - 0.72%
6,924	Universal Display Corp.	1,142,668

Electronic Connectors - 0.85%
15,392	Amphenol Corp. Class A	1,346,184

General Industrial Machinery & Equipment - 1.37%
3,652	Zebra Technologies Corp. Class A *	2,173,670

Household Appliances - 0.93%
17,090	A.O. Smith Corp.	1,467,177

Industrial Instruments for Measurement, Display & Control - 2.14%
4,787	Cognex Corp.	372,237
14,620	Keysight Technologies, Inc. *	3,019,176
		3,391,413
Instruments for Measuring & Testing of Electricity & Electric Signals - 2.85%
27,625	Teradyne, Inc.	4,517,516

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Laboratory Analytical Instruments - 1.27%
12,614	Agilent Technologies, Inc.	$ 2,013,825

Lumber & Wood Products (No Furniture) - 1.74%
20,494	Trex Co., Inc. *	2,767,305

Measuring & Controlling Devices - 1.24%
22,539	Trimble, Inc. *	1,965,175

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.43%
3,819	Novanta, Inc. *	673,404

Ophthalmic Goods - 0.61%
20,250	National Vision Holdings, Inc. *	971,798

Optical Instruments & Lenses - 2.75%
37,384	II-VI, Inc. *	2,554,449
4,217	KLA Corp.	1,813,774
		4,368,223
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.66%
20,539	Edwards Lifesciences Corp. *	2,660,827
5,676	Intuitive Surgical, Inc. *	2,039,387
8,732	Zimmer Biomet Holdings, Inc.	1,109,313
		5,809,527
Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.93%
14,549	RPM International, Inc.	1,469,449

Pharmaceutical Preparations - 2.30%
47,276	Genmab A/S ADR *	1,870,239
16,564	Horizon Therapeutics PLC (Ireland) *	1,784,937
		3,655,176
Pumps & Pumping Equipment - 0.96%
6,454	IDEX Corp.	1,525,209

Refrigeration & Service Industry Machinery - 1.21%
9,775	The Middleby Corp. *	1,923,329

Retail-Auto Dealers & Gasoline Stations - 1.29%
13,497	Copart, Inc. *	2,046,415

Retail-Building Materials, Hardware, Garden Supply - 1.97%
48,835	Fastenal Co.	3,128,370

Retail-Eating Places - 2.46%
2,234	Chipotle Mexican Grill, Inc. Class A *	3,905,591

Retail-Retail Stores - 1.35%
5,196	Ulta Beauty, Inc. *	2,142,519

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Retail-Variety Stores - 0.49%
3,310	Dollar General Corp.	$ 780,597

Rubber & Plastics Footwear - 0.29%
12,277	On Holding AG Class A (Switzerland) *	464,193

Semiconductors & Related Devices - 7.28%
10,131	Advanced Micro Devices, Inc. *	1,457,851
2,761	IPG Photonics Corp. *	475,279
38,047	Marvell Technology Group Ltd. (Bermuda)	3,328,732
23,766	Microchip Technology, Inc.	2,069,068
7,245	Monolithic Power Systems, Inc.	3,574,176
12,419	SkyWater Technology, Inc. *	201,436
2,812	Skyworks Solutions, Inc.	436,254
		11,542,796
Services-Business Services - 3.39%
46,858	Costar Group, Inc. *	3,703,188
7,650	Etsy, Inc. *	1,674,891
		5,378,079
Services-Commercial Physical & Biological Research - 1.26%
5,286	Charles River Laboratories International, Inc.	1,991,659

Services-Computer Integrated Systems - 2.01%
34,270	Cerner Corp.	3,182,655

Services-Computer Processing & Data Preparation - 1.95%
51,323	Clarivate PLC (United Kingdom) *	1,207,117
13,699	Five9, Inc. *	1,881,147
		3,088,264
Services-Computer Programming, Data Processing, Etc. - 3.08%
3,371	Factset Research Systems, Inc.	1,638,340
47,161	Pinterest, Inc. Class A *	1,714,302
35,593	Twitter, Inc. *	1,538,329
		4,890,971
Services-Computer Programming Services - 0.69%
1,635	EPAM Systems, Inc. *	1,092,916

Services-Consumer Credit Reporting, Collection Agencies - 0.94%
12,592	TransUnion	1,493,159

Services-Miscellaneous Amusement & Recreation - 0.68%
3,295	Vail Resorts, Inc.	1,080,431

Services-Prepackaged Software - 13.01%
4,739	Atlassian Corp. PLC Class A (United Kingdom) *	1,806,933
3,751	Block, Inc. Class A *	605,824
18,803	Cadence Design Systems, Inc. *	3,503,939
6,604	Crowdstrike Holdings, Inc. Class A *	1,352,169

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares		Value

Services-Prepackaged Software - Continued
12,522	Docusign, Inc. *	$ 1,907,226
16,244	Electronic Arts, Inc.	2,142,584
15,756	Guidewire Software, Inc. *	1,788,779
2,853	Okta, Inc. Class A *	639,557
4,973	Paycom Software, Inc. *	2,064,740
3,757	Paylocity Holding Corp. *	887,253
7,925	Q2 Holdings, Inc. *	629,562
4,220	Twilio, Inc. Class A *	1,111,295
3,438	Tyler Technologies, Inc. *	1,849,472
1,350	Veeva Systems, Inc. Class A *	344,898
		20,634,231
Special Industry Machinery - 0.94%
14,459	Azenta, Inc.	1,490,867

Sugar & Confectionery Products - 0.72%
5,875	Hershey Co.	1,136,636

Surgical & Medical Instruments & Apparatus - 4.37%
6,436	Abiomed, Inc. *	2,311,618
8,607	DexCom, Inc. *	4,621,529
		6,933,147
Trucking (No Local) - 1.47%
6,507	Old Dominion Freight Line, Inc.	2,331,979

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.32%
27,333	Hologic, Inc. *	2,092,614

TOTAL FOR INVESTMENTS (Cost $94,561,885) ** - 90.14%		142,967,408

OTHER ASSETS LESS LIABILITIES, NET - 9.86%		15,641,217

NET ASSETS - 100.00%		$ 158,608,625

* Non-income producing securities during the period.

** Refer to Note 8 for Tax Cost.

AG - Abbreviation for the German word Aktiengesellschaft.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2021 (UNAUDITED)

Shares/Par		Value

COMMON STOCKS - 6.88%

Arrangement of Transportation of Freight & Cargo - 0.19%
3,060	Expeditors International of Washington, Inc.	$ 410,927

Beverages - 0.30%
5,060	The Coca-Cola Co.	299,603
2,060	PepsiCo, Inc.	357,843
		657,446
Construction, Mining & Materials Handling Machinery & Equipment - 0.21%
2,553	Dover Corp.	463,625

Converted Paper & Paperboard Products - 0.14%
2,068	Kimberly-Clark Corp.	295,559

Cutlery, Handtools & General Hardware - 0.16%
1,836	Stanley Black & Decker, Inc.	346,306

Electric Services - 0.17%
4,145	Nextera Energy, Inc.	386,977

Electromedical & Electrotherapeutic Apparatus - 0.12%
2,517	Medtronic PLC (Ireland)	260,384

Electronic & Other Electrical Equipment - 0.17%
4,059	Emerson Electric Co.	377,365

Fabricated Rubber Products - 0.25%
1,180	West Pharmaceutical Services, Inc.	553,432

General Industrial Machinery & Equipment - 0.18%
1,631	Illinois Tool Works, Inc.	402,531

Household Appliances - 0.28%
7,132	A.O. Smith Corp.	612,282

Household Furniture - 0.15%
8,304	Leggett & Platt, Inc.	341,793

Industrial Inorganic Chemicals - 0.38%
1,198	Air Products & Chemicals, Inc.	364,503
1,398	Linde AG PLC (Ireland)	484,309
		848,812
Industrial Instruments for Measurement, Display, and Control - 0.17%
777	Roper Technologies, Inc.	382,175

Men's & Boy's Furnishings - 0.32%
1,027	Cintas Corp.	455,136
3,610	VF Corp.	264,324
		719,460

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares/Par		Value

Miscellaneous Food Preparations & Kindred Products - 0.16%
3,672	McCormick & Company, Inc.	$ 354,752

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.14%
1,759	PPG Industries, Inc.	303,322

Perfumes, Cosmetics & Other Toilet Preparations - 0.15%
3,939	Colgate-Palmolive Co.	336,154

Pharmaceutical Preparations - 0.37%
3,408	Abbott Laboratories	479,642
1,971	Johnson & Johnson	337,179
		816,821
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.35%
3,341	Albermarle Corp.	781,026

Retail-Building Materials, Hardware, Garden Supply - 0.25%
1,569	The Sherwin-Williams Co.	552,539

Retail-Lumber & Other Building Materials - 0.26%
2,186	Lowe's Companies, Inc.	565,037

Retail-Variety Stores - 0.18%
1,676	Target Corp.	387,893

Services-Computer Processing & Data Preparation - 0.19%
1,672	Automatic Data Processing, Inc.	412,282

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.33%
1,456	Ecolab, Inc.	341,563
2,375	The Procter Gamble Co.	388,503
		730,066
Special Industry Machinery (No Metalworking Machinery) - 0.20%
6,006	Pentair PLC (Ireland)	438,618

Specialty Cleaning, Polishing & Sanitation Preparations - 0.14%
1,801	The Clorox Co.	314,022

Steel Works, Blasts Furnaces & Rolling Mills (Coke Ovens) - 0.16%
3,195	Nucor Corp.	364,709

Surgical & Medical Instruments & Apparatus - 0.29%
1,870	3M Co.	332,168
1,212	Becton, Dickinson & Co.	304,794
		636,962
Wholesale-Durable Goods - 0.21%
893	W.W. Grainger, Inc.	462,788

Wholesale-Groceries & Related Products - 0.12%
3,343	Sysco Corp.	262,593

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares/Par		Value

Wholesale-Motor Vehicle Supplies & New Parts - 0.20%
3,141	Genuine Parts Co.	$ 440,368

TOTAL FOR COMMON STOCKS (Cost $8,154,103) - 6.88%		15,219,026

REAL ESTATE INVESTMENT TRUSTS - 0.27%
910	Essex Property Trust, Inc.	320,529
3,962	Realty Income Corp.	283,640
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $518,656) - 0.27%		604,169

SUKUKS - 73.97%

Banks - 16.48%
5,600,000	AHB Sukuk, Ltd., 4.375%, 09/19/2023 (Cayman Islands)	5,907,020
1,000,000	AUB Sukuk, Ltd., Unsecd. Note, Series EMTN, 2.615%, 09/09/2026 (Cayman Islands)	998,510
9,000,000	DIB Sukuk, Ltd., 3.664%, 02/14/2022 (Cayman Islands)	9,038,070
2,000,000	KIB Sukuk Ltd., Sub., 2.375%, 11/30/2030 (Cayman Islands)	1,951,284
8,549,000	QIB Sukuk, Ltd., REGS, 3.251%, 05/23/2022 (Cayman Islands)	8,623,291
1,500,000	QIB Sukuk, Ltd., Unsecd. Note, Series EMTN, 3.982%, 03/26/2024 (Cayman Islands)	1,586,625
2,000,000	QIIB Senior Sukuk, Ltd., Unsecd. Note, REGS, 4.264%, 03/05/2024 (Cayman Islands)	2,121,750
3,000,000	SIB Sukuk Co. III Ltd. Unsecd. Note, 4.231%, 04/18/2023 (Cayman Islands)	3,122,436
3,000,000	SIB Sukuk Co. III Ltd. Unsecd. Note, 2.850%, 06/23/2025 (Cayman Islands)	3,097,440
		36,446,426
Basic Materials - 2.77%
5,785,000	Equate Sukuk Spc Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)	6,117,637

Communications Equipment - 3.27%
4,600,000	Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia)	5,051,881
2,000,000	ICD Sukuk Co. Ltd., 5.000%, 02/01/2027 (Cayman Islands)	2,179,700
		7,231,581
Energy - 1.92%
3,500,000	SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 0.946%, 06/17/2024 (Cayman Islands) (1)	3,445,932
800,000	SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Cayman Islands) (1)	804,000
		4,249,932
Financial Services - 3.30%
4,940,000	FAB Sukuk Co. Ltd., REGS, 3.625%, 03/05/2023 (Cayman Islands)	5,120,310
2,000,000	MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (Cayman Islands)	2,170,000
		7,290,310
Food and Beverage - 1.43%
3,000,000	Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Cayman Islands)	3,174,549

Home Construction - 4.43%
5,000,000	Aldar Sukuk Ltd., 4.750%, 09/29/2025 (Cayman Islands)	5,482,350
4,200,000	Esic Sukuk Ltd., 3.939%, 07/30/2024 (Cayman Islands)	4,322,850
		9,805,200

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares/Par		Value

Real Estate - 4.51%
2,800,000	Dar Al-Arkan International Sukuk Co., REGS, 6.875%, 03/21/2023 (Cayman Islands)	$ 2,891,000
1,500,000	DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)	1,601,391
1,000,000	DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (1)	1,031,250
4,200,000	EMG Sukuk Ltd., 4.564%, 06/18/2024 (Cayman Islands)	4,446,170
		9,969,811
Sovereigns - 23.31%
2,000,000	CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)	2,101,126
500,000	CBB International Sukuk Progr. Co., REGS, 6.250%, 11/14/2024 (Bahrain)	536,764
1,500,000	CBB International Sukuk Progr. SPC., REGS, 6.250%, 11/14/2024 (Bahrain)	1,615,086
1,500,000	CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (1)	1,510,095
1,000,000	CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (1)	975,000
1,640,000	Hazine Mustesarligi, REGS, 5.800%, 02/21/2022 (Turkey)	1,643,444
1,000,000	Hazine Mustesarligi, Series 144A, 5.004%, 04/06/2023 (Turkey) (1)	996,860
1,000,000	Hazine Mustesarligi, REGS, 5.004%, 04/06/2023 (Turkey)	1,000,730
1,000,000	Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (1)	954,500
1,000,000	Hazine Mustesarligi, Series 144A, 5.800%, 02/21/2022 (Turkey) (1)	1,000,000
2,100,000	KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia) (1)	2,114,721
2,500,000	Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (1)	2,582,240
1,000,000	Oman, Government, Sr. Unsecd. Series REGS, 4.397%, 06/01/2024 (Oman)	1,035,398
2,500,000	Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (1)	2,740,250
1,000,000	Oman, Government, Series 144A, 4.875%, 06/15/2030 (Oman) (1)	1,062,500
2,500,000	Perusahaan Pener Indois Sukuk, Series 144A, 2.300%, 06/23/2025 (Indonesia) (1)	2,565,750
2,600,000	Perusahaan Pener Indois Sukuk, Series REGS, 3.300%, 11/21/2022 (Indonesia)	2,658,526
1,000,000	Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2025 (Indonesia)	1,026,300
2,000,000	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.400%, 03/29/2022 (Indonesia) (1)	2,012,380
3,800,000	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.900%, 08/20/2024 (Indonesia) (1)	4,067,748
1,685,000	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia) (1)	1,864,958
517,000	Perusahaan Penerbit SBSN Indois Sukuk, REGS, 3.400%, 03/29/2022 (Indonesia)	520,200
500,000	Perusahaan Penerbit SBSN Indois Sukuk, REGS, 3.900%, 08/20/2024 (Indonesia)	535,230
2,500,000	Ras al-Khaimah, 3.094%, 03/31/2025 (Cayman Islands)	2,613,653
3,000,000	Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (Cayman Islands)	3,175,395
2,300,000	Sharjah Sukuk Ltd., 3.764%, 09/17/2024 (Cayman Islands)	2,427,248
3,000,000	Third Pakistan Int'l Sukuk, REGS, 5.625%, 12/05/2022 (Pakistan)	3,063,900
2,000,000	Wakala Global Sukuk BHD, REGS, 3.043%, 04/22/2025 (Malaysia)	2,096,683
1,000,000	Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)	1,067,078
		51,563,763
Supranationals - 3.97%
5,070,000	Apicorp Sukuk, Ltd., 3.141%, 11/01/2022 (Cayman Islands)	5,183,096
2,500,000	IDB Trust Services, Ltd. REGS, 1.957%, 10/02/2024 (Jersey)	2,544,155
1,000,000	IDB Trust Services, Ltd. REGS, 3.389%, 09/26/2023 (Jersey)	1,044,402
		8,771,653

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares/Par				Value

Transportation & Logistics - 2.39%
5,100,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908%, 05/31/2023 (Cayman Islands)			$ 5,280,504

Utilities - 5.05%
2,000,000	Tabreed Sukuk SPC, Ltd, Sr. Unsecd. Note REGS, 5.500%, 10/31/2025 (United Arab Emirates)			2,263,250
3,000,000	TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia)			3,134,790
5,700,000	Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)			5,762,318
				11,160,358
Wireline Telecommunications Services - 1.14%
2,300,000	Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (1)			2,527,585

TOTAL FOR SUKUKS (Cost $162,134,355) - 73.97%				163,589,309

TRADE FINANCE AGREEMENTS - 3.92% (2) (5)		Acquisition Date (2)	Cost (2)	Value
Consumer Non-Cyclical/Food-Wholesale - 0.06%
130,566	PT Pacific Indopalm Industries, 3.660%, (3-month US LIBOR +2.500%), 01/31/2022 (Indonesia)	03/05/2019 - 03/14/2019	130,566	130,566
			130,566	130,566
Energy - Oil Refining and Marketing - 2.76%
183,321	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 01/07/2022 (Egypt) (3)	01/08/2021	183,321	183,321
218,150	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 01/21/2022 (Egypt) (3)	01/22/2021	218,150	218,150
225,283	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 02/04/2022 (Egypt) (3)	02/05/2021	225,283	225,283
10,513	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 02/05/2022 (Egypt) (3)	05/03/2021	10,513	10,513
184,443	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 02/14/2022 (Egypt) (3)	02/16/2021	184,443	184,443
119,587	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 02/17/2022 (Egypt) (3)	02/18/2021	119,587	119,587
371,770	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 02/22/2022 (Egypt) (3)	02/22/2021 - 02/23/2021	371,770	371,770
119,587	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 02/25/2022 (Egypt) (3)	03/01/2021	119,587	119,587
14,306	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 03/24/2022 (Egypt) (3)	03/25/2021	14,306	14,306
53,968	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 04/14/2022 (Egypt) (3)	04/15/2021	53,968	53,968
100,142	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 04/18/2022 (Egypt) (3)	04/20/2021	100,142	100,142
216,722	Government of Egypt, 3.680%, (12-month US LIBOR +4.500%), 04/25/2022 (Egypt) (3)	04/26/2021	216,722	216,722

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares/Par		Acquisition Date (2)	Cost (2)	Value

Energy - Oil Refining and Marketing - Continued
6,755	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 04/28/2022 (Egypt) (3)	04/29/2021	6,755	$ 6,755
16,091	Government of Egypt, 4.140%, (12-month US LIBOR +4.500%), 05/05/2022 (Egypt) (3)	05/06/2021	16,091	16,091
125,153	Government of Egypt, 3.680%, (12-month US LIBOR +4.500%), 05/23/2022 (Egypt) (3)	05/24/2021	125,153	125,153
375,637	Government of Egypt, 3.680%, (12-month US LIBOR +4.500%), 05/31/2022 (Egypt) (3)	05/27/2021 - 05/28/2021	375,637	375,637
333,523	Government of Egypt, 3.680%, (12-month US LIBOR +4.500%), 06/09/2022 (Egypt) (3)	06/08/2021	333,523	333,523
125,594	Government of Egypt, 3.680%, (12-month US LIBOR +4.500%), 06/13/2022 (Egypt) (3)	06/11/2021	125,594	125,594
226,637	Government of Egypt, 3.680%, (12-month US LIBOR +4.500%), 06/24/2022 (Egypt) (3)	06/25/2021	226,637	226,637
238,566	Government of Egypt, 3.680%, (12-month US LIBOR +4.500%), 06/27/2022 (Egypt) (3)	06/29/2021	238,566	238,566
81,269	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 07/05/2022 (Egypt) (3)	07/06/2021	78,714	81,269
81,269	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 07/11/2022 (Egypt) (3)	07/14/2021	81,269	81,269
150,643	Government of Egypt, 3.680%, (12-month US LIBOR +4.500%), 09/06/2022 (Egypt) (3)	09/07/2021	150,643	150,643
97,901	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 09/08/2022 (Egypt) (3)	09/09/2021	97,901	97,901
114,203	Government of Egypt, 3.680%, (12-month US LIBOR +4.000%), 09/26/2022 (Egypt) (3)	09/27/2021	114,203	114,203
8,077	Government of Egypt, 3.680%, (12-month US LIBOR +4.000%), 10/03/2022 (Egypt) (3)	10/04/2021	8,077	8,077
156,445	Government of Egypt, 3.680%, (12-month US LIBOR +4.000%), 10/13/2022 (Egypt) (3)	10/14/2021	156,445	156,445
234,596	Government of Egypt, 3.680%, (12-month US LIBOR +4.000%), 10/14/2022 (Egypt) (3)	10/15/2021	234,596	234,596
78,002	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 10/17/2022 (Egypt) (3)	10/20/2021	78,002	78,002
269,317	Government of Egypt, 2.475% - 3.680%, (12-month US LIBOR +2.500% - 4.000%), 10/20/2022 (Egypt) (3)	10/21/2021	269,317	269,317
113,730	Government of Egypt, 3.680%, (12-month US LIBOR +4.000%), 10/24/2022 (Egypt) (3)	10/26/2021	113,730	113,730
72,535	Government of Egypt, 3.680%, (12-month US LIBOR +4.000%), 10/27/2022 (Egypt) (3)	10/28/2021	72,535	72,535
149,458	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 11/03/2022 (Egypt) (3)	11/04/2021	149,458	149,458
8,626	Government of Egypt, 3.680%, (12-month US LIBOR +4.000%), 11/07/2022 (Egypt) (3)	11/10/2021	8,626	8,626
228,204	Government of Egypt, 3.680%, (12-month US LIBOR +4.000%), 11/14/2022 (Egypt) (3)	11/15/2021 - 11/16/2021	228,204	228,204

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares/Par		Acquisition Date (2)	Cost (2)	Value

Energy - Oil Refining and Marketing - Continued
149,458	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 11/18/2022 (Egypt) (3)	11/19/2021	149,458	$ 149,458
196,643	Government of Egypt, 2.475% - 3.680%, (12-month US LIBOR +2.500%), 11/25/2022 (Egypt) (3)	11/24/2021 - 11/26/2021	196,643	196,643
47,501	Government of Egypt, 3.680%, (12-month US LIBOR +2.500%), 12/02/2022 (Egypt) (3)	12/03/2021	47,501	47,501
156,771	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 12/08/2022 (Egypt) (3)	12/09/2021	156,771	156,771
85,345	Government of Egypt, 3.680%, (12-month US LIBOR +4.000%), 12/12/2022 (Egypt) (3)	12/13/2021	85,345	85,345
156,774	Government of Egypt, 2.475%, (12-month US LIBOR +2.500%), 12/16/2022 (Egypt) (3)	12/17/2021	156,774	156,774
193,445	Government of Egypt, 2.475% - 3.680%, (12-month US LIBOR +2.500%), 12/28/2022 (Egypt) (3)	12/27/2021 - 12/28/2021	193,445	193,445
			6,093,405	6,095,960

Foreign Sovereign - 1.10%
106,850	Government of Pakistan, 2.710%, (12-month US LIBOR +2.500%), 06/13/2022 (Pakistan) (3)	06/10/2021	101,502	106,497
110,801	Government of Pakistan, 2.713%, (12-month US LIBOR +2.500%), 07/05/2022 (Pakistan) (3)	07/07/2021	110,801	110,436
150,004	Government of Pakistan, 2.711%, (12-month US LIBOR +2.500%), 07/07/2022 (Pakistan) (3)	07/08/2021	150,004	149,509
103,240	Government of Pakistan, 2.714%, (12-month US LIBOR +2.500%), 07/14/2022 (Pakistan) (3)	07/15/2021	103,240	102,899
154,430	Government of Pakistan, 2.715%, (12-month US LIBOR +2.500%), 07/15/2022 (Pakistan) (3)	07/16/2021	154,430	153,920
121,243	Government of Pakistan, 2.717%, (12-month US LIBOR +2.500%), 07/21/2022 (Pakistan) (3)	07/22/2021	121,243	120,842
107,621	Government of Pakistan, 2.711%, (12-month US LIBOR +2.500%), 07/25/2022 (Pakistan) (3)	07/26/2021	107,621	107,266
171,935	Government of Pakistan, 2.708%, (12-month US LIBOR +2.500%), 07/29/2022 (Pakistan) (3)	07/30/2021	171,935	171,368
311,184	Government of Pakistan, 2.703% - 2.705%, (12-month US LIBOR +2.500%), 08/01/2022 (Pakistan) (3)	08/02/2021 - 08/04/2021	311,184	310,157
118,028	Government of Pakistan, 2.710%, (12-month US LIBOR +2.500%), 08/04/2022 (Pakistan) (3)	08/05/2021	118,028	117,638
172,199	Government of Pakistan, 2.710%, (12-month US LIBOR +2.500%), 08/05/2022 (Pakistan) (3)	08/06/2021	172,199	171,631
120,453	Government of Pakistan, 2.711% - 2.715%, (12-month US LIBOR +2.500%), 08/08/2022 (Pakistan) (3)	08/10/2021 - 08/12/2021	120,453	120,056
111,616	Government of Pakistan, 2.708%, (12-month US LIBOR +2.500%), 08/15/2022 (Pakistan) (3)	08/18/2021	111,616	111,248
112,107	Government of Pakistan, 2.695%, (12-month US LIBOR +2.500%), 09/12/2022 (Pakistan) (3)	09/14/2021	112,107	111,737

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 15

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Shares/Par		Acquisition Date (2)	Cost (2)	Value

Foreign Sovereign - Continued
28,288	Government of Pakistan, 2.702%, (12-month US LIBOR +2.500%), 09/23/2022 (Pakistan) (3)	09/24/2021	28,288	$ 28,195
17,569	Tunisian Refining Industries Company DD1, 2.536%, (12-month US LIBOR +2.100%), 01/07/2022 (Tunisia)	01/08/2021	17,569	17,569
79,120	Tunisian Refining Industries Company DD1, 2.536%, (12-month US LIBOR +2.100%), 02/18/2022 (Tunisia)	02/18/2021	79,120	79,120
85,948	Tunisian Refining Industries Company DD1, 2.536%, (12-month US LIBOR +2.100%), 03/16/2022 (Tunisia)	03/18/2021	85,948	85,948
90,218	Tunisian Refining Industries Company DD1, 2.536%, (12-month US LIBOR +2.100%), 04/22/2022 (Tunisia)	04/23/2021	90,218	90,218
174,071	Tunisian Refining Industries Company DD1, 2.536%, (12-month US LIBOR +2.100%), 05/06/2022 (Tunisia)	05/06/2021	174,071	174,071
			2,441,577	2,440,325

TOTAL FOR TRADE FINANCE AGREEMENTS (Cost $8,665,548) - 3.92%			$ 8,665,548	$ 8,666,851

BANK TIME DEPOSITS - 10.86% (4)
12,171,517	Arab Banking Corp., NY Branch, 0.470% - 0.570%, 01/12/2022 - 06/13/2022 (Bahrain)			12,171,517
500,000	Maybank Islamic Bank, 0.150%, 05/09/2022 (Malaysia)			500,000
11,341,223	Qatar National Bank, 0.400% - 0.650%, 01/21/2022 - 07/07/2022 (Qatar)			11,341,223
TOTAL FOR BANK TIME DEPOSITS (Cost $24,012,740) - 10.86%				24,012,740

TOTAL FOR INVESTMENTS (Cost $203,485,402) ** - 95.90%				212,092,095

OTHER ASSETS LESS LIABILITIES, NET - 4.10%				9,058,887

NET ASSETS - 100.00%				$ 221,150,982

** Refer to Note 8 for Tax Cost.

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2021 these liquid restricted securities amount to $32,255,769, which represented 14.59% of total net assets.

(2) Denotes a restricted and/or an illiquid security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales; or (c) is considered an illiquid security as defined by the Investment Company Act of 1940. At December 31, 2021, these restricted and/or illiquid securities amounted to $8,666,851, which represented 3.92% of total net assets and level 3 securities.

(3) Floating/variable note with current rate and current maturity or next reset date shown.

(4) Variable rate instrument, varying maturity dates ranging from one month to twelve months; 7 day demand redemption clause per deposit.

(5) Trade Finance Agreement rates shown are net of ITFC Mudarib Fee which range from 1% - 10%, depending on the agreement.

LIBOR – London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

AZZAD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021 (UNAUDITED)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Assets:
Investment Securities at Value (Cost $94,561,885 and $203,485,402, respectively)	$ 142,967,408	$ 212,092,095
Cash	15,722,904	7,380,821
Receivables:
Shareholder Subscriptions	26,873	276,356
Dividends	21,674	25,611
Sukuk and Other Income	-	1,575,715
Prepaid Expenses	16,942	26,645
Total Assets	158,755,801	221,377,243
Liabilities:
Shareholder Redemptions	13,469	37,074
Due to Adviser	85,132	133,284
Distribution Fees	18,712	8,398
Trustee Fees	582	914
Accrued Expenses	29,281	46,591
Total Liabilities	147,176	226,261
Net Assets	$ 158,608,625	$ 221,150,982

Net Assets Consist of:
Paid In Capital	$ 110,002,891	$ 212,331,089
Distributable Earnings	48,605,734	8,819,893
Net Assets, for 8,354,108 and 20,161,008 Shares Outstanding, respectively	$ 158,608,625	$ 221,150,982

Net Asset Value Per Share	$ 18.99	$ 10.97

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

AZZAD FUNDS

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2021 (UNAUDITED)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Investment Income:
Dividends	$ 192,431	$ 133,535
Sukuk Income	-	1,870,351
Other Income from Underlying Investments	-	199,805
Total Investment Income	192,431	2,203,691

Expenses:
Advisory	588,962	849,765
Distribution	110,430	53,105
Legal	19,415	20,025
Transfer Agent	41,093	38,773
Audit	7,222	8,594
Registration and Filing Fees	17,983	20,201
Administrative	4,536	4,536
Custody	12,335	37,874
Printing	4,721	1,582
Trustee	4,500	6,190
Miscellaneous	12,761	17,858
Insurance	524	526
Total Expenses	824,482	1,059,029
Fees Waived by the Adviser	(95,642)	(113,675)
Net Expenses	728,840	945,354

Net Investment Income (Loss)	(536,409)	1,258,337

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Realized Gain on Investments and Foreign Currency Transactions	1,926,144	406,290
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	7,903,528	(212,167)
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	9,829,672	194,123

Net Increase in Net Assets Resulting from Operations	$ 9,293,263	$ 1,452,460

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

AZZAD ETHICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2021	6/30/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (536,409)	$ (765,888)
Net Realized Gain on Investments	1,926,144	23,161,049
Unrealized Appreciation on Investments	7,903,528	14,351,307
Net Increase in Net Assets Resulting from Operations	9,293,263	36,746,468

Distributions to Shareholders	(17,156,568)	(6,556,750)

Capital Share Transactions	28,941,239	6,294,478

Total Increase in Net Assets	21,077,934	36,484,196

Net Assets:
Beginning of Period/Year	137,530,691	101,046,495

End of Period/Year	$ 158,608,625	$ 137,530,691

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

AZZAD WISE CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2021	6/30/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,258,337	$ 1,948,457
Net Realized Gain on Investments	406,290	274,595
Unrealized Appreciation (Depreciation) on Investments	(212,167)	4,982,755
Net Increase in Net Assets Resulting from Operations	1,452,460	7,205,807

Distributions to Shareholders	(2,097,898)	(1,840,477)

Capital Share Transactions	26,364,570	39,032,288

Total Increase in Net Assets	25,719,132	44,397,618

Net Assets:
Beginning of Period/Year	195,431,850	151,034,232

End of Period/Year	$ 221,150,982	$ 195,431,850

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

AZZAD ETHICAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended	For the Years Ended				
	12/31/2021	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Period/Year	$ 20.13	$ 15.57	$ 14.84	$ 14.18	$ 13.88	$ 12.06
Income From Investment Operations:						
Net Investment Income (Loss) *	(0.08)	(0.12)	(0.04)	0.00 ^	(0.01)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.37	5.71	1.71	1.43	2.31	1.84
Total from Investment Operations	1.29	5.59	1.67	1.43	2.30	1.83
Distributions:						
Net Investment Income	0.00	0.00	0.00	0.00	0.00	(0.01)
Realized Gains	(2.43)	(1.03)	(0.94)	(0.77)	(2.00)	0.00
Total Distributions	(2.43)	(1.03)	(0.94)	(0.77)	(2.00)	(0.01)
Redemption Fees (a)	0.00	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^
Net Asset Value, at End of Period/Year	$ 18.99	$ 20.13	$ 15.57	$ 14.84	$ 14.18	$ 13.88
Total Return **	7.01%	36.53%	11.63%	11.24%	17.37%	15.20%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 158,609	$ 137,531	$ 101,046	$ 88,513	$ 80,698	$ 68,945
Before Waivers						
Ratio of Expenses to Average Net Assets	1.12% †	1.15%	1.15%	1.14%	1.15%	1.17%
Ratio of Net Investment Loss to Average Net Assets	(0.86)% †	(0.80)%	(0.42)%	(0.15)%	(0.25)%	(0.23)%
After Waivers						
Ratio of Expenses to Average Net Assets	0.99% †	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.73)% †	(0.64)%	(0.26)%	0.00%	(0.09)%	(0.06)%
Portfolio Turnover	9.24%	64.12%	34.77%	49.29%	28.83%	107.97%

(a) The Fund charged a 2.00% redemption fee on shares redeemed within 90 days of purchase. Effective November 1, 2020, the Fund no longer charges a redemption fee on shares redeemed within 90 days of purchase.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

^ Amount calculated is less than $0.005 per share.

† Annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

AZZAD WISE CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2021	For the Years Ended 6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Period/Year	$ 11.00	$ 10.65	$ 10.57	$ 10.43	$ 10.45	$ 10.44
Income From Investment Operations:						
Net Investment Income *	0.07	0.12	0.17	0.18	0.13	0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01	0.35	0.08	0.19	(0.04)	0.01
Total from Investment Operations	0.08	0.47	0.25	0.37	0.09	0.12
Distributions:						
Net Investment Income	(0.08)	(0.10)	(0.17)	(0.19)	(0.11)	(0.11)
Realized Gains	(0.03)	(0.02)	0.00	(0.04)	0.00	0.00
Total Distributions	(0.11)	(0.12)	(0.17)	(0.23)	(0.11)	(0.11)
Redemption Fees (a)	0.00	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^
Net Asset Value, at End of Period/Year	$ 10.97	$ 11.00	$ 10.65	$ 10.57	$ 10.43	$ 10.45
Total Return **	0.72%	4.39%	2.41%	3.63%	0.90%	1.19%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 221,151	$ 195,432	$ 151,034	$ 139,638	$ 110,494	$ 104,154
Before Waivers/Recoupment						
Ratio of Expenses to Average Net Assets	1.00% †	1.20% +	1.42%	1.43%	1.44%	1.42%
Ratio of Net Investment Income to Average Net Assets	1.08% †	1.01%	1.52%	1.58%	1.05%	0.95%
After Waivers/Recoupment						
Ratio of Expenses to Average Net Assets	0.89% †	1.08% +	1.29%	1.29%	1.29%	1.29%
Ratio of Net Investment Income to Average Net Assets	1.18% †	1.14%	1.64%	1.72%	1.20%	1.07%
Portfolio Turnover	6.09%	22.06%	50.14%	39.40%	40.14%	43.01%

(a) The Fund charged a 2.00% redemption fee on shares redeemed within 90 days of purchase. Effective November 1, 2020, the Fund no longer charges a redemption fee on shares redeemed within 90 days of purchase.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

^ Amount calculated is less than $0.005 per share.

+ As of January 1, 2021, the Adviser reduced its annual management fee to 0.80% of the average daily net assets and reduced its annual fund operating expenses after fee waiver and/or expense reimbursement to 0.89% of the average daily net assets.

† Annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2021 (UNAUDITED)

Note 1.

Organization

The Azzad Funds (the "Trust") is an open-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act"). The Trust was organized as a Massachusetts business trust on December 16, 1996. The Trust is comprised of the following Funds: The Azzad Ethical Fund (the “Ethical Fund”), which commenced operations on December 22, 2000 and is a registered, diversified fund, and the Azzad Wise Capital Fund (the “Wise Fund”), which commenced operations on April 6, 2010 and is a registered, diversified fund, (collectively the "Funds"). Azzad Asset Management, Inc. (“Adviser”) is the investment adviser to both Funds (see Note 4).

The Ethical Fund’s primary investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.

The Wise Fund’s primary investment objective is to provide shareholders with capital preservation and income.

The Funds should be considered long-term investments and are not appropriate for short-term goals. The Funds may also be used in all types of retirement and college savings plans including separately managed (wrap) programs.

Each of Ethical Fund’s and Azzad Wise Fund’s classifications are “diversified” for purposes of the 1940 Act. This means that each Fund, with respect to 75% of its total assets, may not purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies) if, as a result (i) more than 5% of each Fund’s total assets would be invested in securities of that issuer, or (ii) each Fund would hold more than 10% of the outstanding voting securities of that issuer.

Note 2.

Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of Financial Accounting Standards Board Accounting Standard Codification 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Wise Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Report | 23

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, income, and foreign withholding taxes recorded on the Wise Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income- Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Net realized gain/(loss) on the statement of operations also includes realized gain distributions received from Real Estate Investment Trusts (“REITS”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date.  Sukuk income and income from other investments in the Wise Fund are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) or expected to be taken on the Funds’ 2021 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended December 31, 2021, the Funds did not incur any interest or penalties.

Cash – During the ordinary course of business, the Funds hold cash balances at a major financial institution that are held to meet short-term liquidity requirements, rather than for investment purposes. The cash balances may exceed federally insured limits. The Funds have not experienced losses on these accounts, and management believes the Funds are not exposed to significant risks on such accounts.

Semi-Annual Report | 24

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Restricted and Illiquid Securities - Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(a)(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities by the Adviser, for purposes of the 15% limitation, pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board”), which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security.

Redemption Fees- As of November 1, 2020, the Board approved the removal of the redemption fees. Prior to November 1, 2020, the Ethical Fund and the Wise Fund each charged a 2.00% redemption fee for shares redeemed within 90 days of investment.  These fees were deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fees charged as an increase in paid-in capital and such fees became part of each Fund’s daily NAV calculation.  See Note 5.

Dividends and Distributions to Shareholders- The Ethical Fund intends to distribute substantially all of its net investment income as dividends to their shareholders on at least an annual basis. Net investment income in Wise Fund, if any, is declared as dividends and paid monthly. The Funds intend to distribute their net realized capital gains at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.   Please see Note 8 for additional information on dividends paid.

Estimates- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Semi-Annual Report | 25

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Note 3. Securities Valuations

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

The Board has adopted written Pricing and Valuation Procedures (the “Procedures”) governing the fair valuation of securities, and has delegated authority to the Adviser to apply those methods in making fair value determinations, subject to Board oversight. The Adviser has established a Valuation Committee to oversee the implementation of these Procedures. The Valuation Committee has the responsibility of determining the fair value of each of the Fund’s securities or other assets in the absence of readily available market quotations. The Valuation Committee also reviews the Funds’ Procedures to make sure they continue to be appropriate for the Funds. The Valuation Committee meets annually and on an as needed basis. The Valuation Committee reviews its own fair value decisions and reports to the Board on all fair valuation decisions that are made. The Board reviews all valuation decisions made by the Valuation Committee and evaluates whether the Valuation Committee is adhering to the Funds’ Procedures and whether the Procedures continue to be appropriate for the Funds.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Semi-Annual Report | 26

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2.

Sukuks. The Wise Fund invests in Sukuks. Sukuks are used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest. Whereas bonds represent a debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. They are therefore considered to be asset-based securities. Sukuks grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Underlying assets may include, without limitation, real estate (developed and undeveloped), infrastructure projects, lease contracts and machinery and equipment. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Wise Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the Sukuk. Sukuk certificate holders share the risk of the underlying asset. If the assets on which sukuk are issued do not perform as well as expected, the sukuk investor will bear a share of the loss. Unlike conventional bonds, sukuks do not earn interest payments.

Sukuks may be issued by international financial institutions, foreign governments and agencies of foreign governments and even global corporations. Like conventional bonds, rating agencies rate Sukuks based on their credit quality and the issuer’s ability to pay investors. Sukuks receive ratings that look exactly like conventional bonds. At December 31, 2021, 73.97% of the Wise Fund’s net assets were invested in Sukuks.  These instruments will be categorized as level 2 investments in the fair value hierarchy.

Trade Finance Agreements.  Trade finance agreements in which the Wise Fund may invest consist primarily of loans or similar instruments used to finance international trade and related infrastructure projects, such as, for example, facilities for pre-export finance, process and commodities finance, receivables financing, factoring or forfeiting, trade credit insurance, letters of credit and other documentary credits, documentary collection, promissory notes, bills of exchange and other negotiable instruments.  The Wise Fund may invest in such investments by way of purchase, assignment, participation, guarantee, insurance or another financial instrument.  Trade finance agreement transactions may include both domestic and international

Semi-Annual Report | 27

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

transactions, and may include sellers of goods or services, buyers of such goods or services, intermediaries such as banks and other financial institutions as lenders, insurers, and other parties.    A trade finance agreement transaction can involve various structures.  For example, while a seller (or exporter) can require a purchaser (an importer) to prepay for goods shipped, the purchaser (importer) may wish to reduce risk by requiring the seller to document the goods that have been shipped. Banks, financial institutions or other lenders may assist by providing various forms of support, such as a letter of credit provided by the importer’s bank to the exporter (or the exporter's bank) providing for payment upon presentation of certain documents (for example, a bill of lading). The exporter's bank also may make a loan (by advancing funds) to the exporter on the basis of the export contract.

Trade Finance agreements are located primarily in or have exposure to global emerging markets. As such, the Wise Fund is subject to all of the risks typical to investments generally made in emerging markets. In addition, the Wise Fund is subject to risks specific to the trade finance agreements asset class such as liquidity risk, credit rating risk, and counter-party risk. The Wise Fund will only invest in trade finance agreements related securities if it is determined that this investment is in accordance with the Wise Fund’s ethical investment philosophy. Trade finance agreements will be categorized as level 3 investments in the fair value hierarchy. Trade finance agreements are considered illiquid securities as defined by the 1940 Act. The Wise Fund’s investments in trade finance agreements at December 31, 2021 represented 3.92% of the Wise Fund’s net assets.

Bank Time Deposits. In a typical bank deposit, a bank raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities. The bank is responsible for monitoring the underlying investments to make sure that they will achieve the anticipated profit rate agreed upon in the contract on the maturity date. If the bank makes any profit by the maturity date, the profits are shared with investors according to a pre-agreed ratio. Conversely, if a loss is made, it is borne by the investors in the absence of gross negligence, fraud or willful default by the bank. The bank provides investors with monthly indicative profit rates for their investments.  Bank time deposits will be categorized as level 2 investment in the fair value hierarchy. The Wise Fund’s investments in bank deposits represented 10.86% of its net assets at December 31, 2021.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2021:

Ethical Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$142,967,408	$ -	$ -	$142,967,408
	$142,967,408	$ -	$ -	$142,967,408

There were no significant transfers into or out of level 1, level 2, or level 3 during the period. It is the Ethical Fund’s policy to recognize transfers into and out of level 1, level 2, and level 3 at the end of the reporting period. The Ethical Fund did not hold any derivative instruments at any time during the period ended December 31, 2021.

Semi-Annual Report | 28

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Wise Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 15,219,026	$ -	$ -	$ 15,219,026
Real Estate Investment Trusts	604,169	-	-	604,169
Sukuks *	-	162,589,309	-	162,589,309
Trade Finance Agreements *	-	-	8,666,851	8,666,851
Bank Time Deposits	-	24,012,740	-	24,012,740
	$ 15,823,195	$187,062,049	$ 8,666,851	$212,092,095

* Industry classifications for these categories are detailed in each Fund’s Schedule of Investments.

There were no significant transfers into or out of level 1, level 2 or level 3 during the period. It is the Wise Fund’s policy to recognize transfers into and out of level 1, level 2 and level 3 at the end of the reporting period.

Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Trade Finance Agreements
Balance as of 6/30/2021	$ 7,139,102
Change in Unrealized Appreciation/(Depreciation)	4,563
Realized Gain/(Loss)	-
Purchases	4,713,364
Sales	(3,190,178)
Transfers In/(Out) of Level 3	-
Balance as of 12/31/2021	$ 8,666,851

The Wise Fund uses a pricing service to provide price evaluations for level 3 Trade Finance Agreements. The values supplied by the pricing service under this agreement are determined by market quotations where such quotations are available, fair value where market quotations are not available. Unless otherwise stated the valuations are marked Mid-Market for each transaction and are derived from proprietary models. The quantitative unobservable inputs used by the pricing service may be based upon a number of factors including, but not limited to, current prices quoted, valuation of underlying assets, market liquidity, the pricing service’s proprietary models and assumptions (which are subject to change without notice) and publicly available information.

Note 4.

Transactions with the Adviser and Affiliates

Advisory Agreement - Azzad Asset Management, Inc. (the "Adviser") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Board, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service, the Adviser receives a

Semi-Annual Report | 29

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

monthly management fee at the annual rate of 0.80% of the average daily net assets for each of the Ethical Fund and the Wise Fund.

For the six months ended December 31, 2021, the Adviser earned $588,962 and $849,765 in advisory fees for the Ethical Fund and Wise Fund, respectively. At December 31, 2021, the Adviser was owed $85,132 and $133,284 in advisory fees for the Ethical Fund and Wise Fund, respectively.

The Adviser has agreed to contractually waive all or a portion of its fees or reimburse each Fund for certain operating expenses, to the extent necessary to limit each Fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Funds invest; and litigation and other extraordinary expenses) to 0.99% and 0.89% of the average daily net assets of the Ethical Fund and Wise Fund, respectively until at least December 1, 2023. Any waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the respective Fund within three years after such reimbursement or waiver occurred, if the Board approves such reimbursement and the Fund is able to make the repayment without exceeding the expense limitations in place at either the time of the waiver or reimbursement occurred or any expense limitation then in effect. For the six months ended December 31, 2021, the Adviser waived fees of $95,642 for the Ethical Fund and $113,675 for the Wise Fund.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Funds.  Fees waived or expenses may be paid to the Adviser during the following three-year period to the extent that payment of such expenses does not cause a Fund to exceed the expense limitation.  As of June 30, 2021, the unreimbursed amounts paid or waived by the Adviser on behalf of the Ethical Fund and Wise Fund are $466,863 and $581,035, respectively.  As of June 30, 2021, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable in Fiscal Year Ending	Ethical Fund	Wise Fund
June 30, 2019	June 30, 2022	$ 130,603	$ 170,492
June 30, 2020	June 30, 2023	$ 146,669	$ 189,404
June 30, 2021	June 30, 2024	$ 189,591	$ 221,139

Sub-Advisory Agreement – The Adviser entered into a Sub-Advisory Agreement with Delaware Investments Fund Advisers (“DIFA”) on April 30, 2021, on behalf of the Ethical Fund. Under the Sub-Advisory Agreement between the Adviser and DIFA, DIFA earned an annual sub-advisory fee equal to a flat fee of 0.25% of the Ethical Fund’s average daily net assets. The sub-advisory fee was paid to DIFA by the Adviser, not the Ethical Fund directly, and therefore is included in the advisory fees paid by the Ethical Fund. For the six months ended December 31, 2021, DIFA earned $180,141 in sub-advisory fees for the Ethical Fund.

The Adviser entered into a Sub-Advisory Agreement with Federated Investment Management Company (“Federated”) on March 10, 2014, on behalf of the Wise Fund. The sub-advisory fee paid to Federated is paid by the Adviser, not the Wise Fund and therefore is included in the advisory fees paid by the Wise Fund. The Wise Fund receives additional research services and investment management expertise, from a reputable investment manager without any additional expense to the

Semi-Annual Report | 30

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Wise Fund. For the six months ended December 31, 2021, Federated earned $243,622 in sub-advisory fees for the Wise Fund.

The Adviser entered into a Sub Sub-Advisory Agreement with Federated and Federated Hermes (UK) LLP (“Federated Hermes”) on July 26, 2021, on behalf of the Wise Fund. Federated and the Adviser retained Federated Hermes, an affiliate of Federated, to provide assistance in carrying out Federated’s duties as the Wise Fund’s sub-adviser. The Adviser oversees each of Federated and Federated Hermes and will be responsible for the day-to-day portfolio management of the Wise Fund related to the dividend-yielding equity portion of the Wise Fund’s portfolio and for ensuring that the Wise Fund’s holdings and portfolio management complies with its ethical investment restrictions.  Under the terms of the Sub-Subadvisory Agreement, Federated Hermes’ sub-subadvisory fee is paid by Federated, from the sub-advisory fee that Federated receives, and not directly by the Fund or the Adviser, and therefore does not increase the advisory fees paid by the Wise Fund.

Administrative Agreement - The Funds have an Administrative Agreement with the Adviser.  Pursuant to the Administrative Agreement, the Adviser, subject to the overall supervision and review of the Board, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services and clerical personnel for administering the affairs of the Funds.  As such, each of the Funds pays the Adviser $750 per month, per Fund. For the six months ended December 31, 2021, the Adviser earned $4,536 from each Fund for administrative services.  As of December 31, 2021, the Ethical Fund and the Wise Fund owed the Adviser $1,504, respectively, in administrative fees.

Note 5.

Capital Share Transactions

Each Fund is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the six months ended December 31, 2021 and year ended June 30, 2021:

Ethical Fund	Six Months Ended 12/31/2021		Year Ended 6/30/2021
	Shares	Amount	Shares	Amount
Shares Sold	1,427,923	$ 28,262,562	1,480,772	$ 26,916,099
Shares issued in reinvestment of distributions	936,346	16,957,224	197,488	3,619,965
Redemption fees	-	-	-	111
Shares redeemed	(840,617)	(16,278,547)	(1,339,224)	(24,241,697)
Net Increase	1,523,652	$ 28,941,239	339,036	$ 6,294,478

As of December 31, 2021, paid-in-capital totaled $110,002,891.

Semi-Annual Report | 31

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

The following is a summary of capital share activity for the six months ended December 31, 2021 and year ended June 30, 2021:

Wise Fund	Year Ended 6/30/2021		Year Ended 6/30/2021
	Shares	Amount	Shares	Amount
Shares Sold	4,103,667	$ 45,169,240	9,476,617	$ 103,135,703
Shares issued in reinvestment of distributions	126,448	1,387,948	42,543	462,770
Redemption fees	-	-	-	68
Shares redeemed	(1,834,347)	(20,192,618)	(5,939,335)	(64,566,253)
Net Increase	2,395,768	$ 26,364,570	3,579,825	$ 39,032,288

As of December 31, 2021, paid-in-capital totaled $212,331,089.

As of November 1, 2020, the Board approved the removal of the redemption fees. Prior to November 1, 2020, shareholders of the Funds were subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 90 days after their purchase. The tables above reflect the redemption fees collected from shareholders of the Ethical and Wise Funds, respectively, and reclassified to paid-in-capital.

Note 6.

Investment Transactions

For the six months ended December 31, 2021, purchases and sales of investment securities other than short-term investments aggregated $13,501,109 and $12,905,167, respectively, for the Ethical Fund. For the six months ended December 31, 2021, the purchases and sales of investment securities other than short-term investments aggregated $35,999,763 and $10,181,291, respectively, for the Wise Fund.

Note 7. Concentration of Risk

The Wise Fund invests in securities of non-U.S. and U.S. issuers.  Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.  As of December 31, 2021, the diversification of countries was as follows:

Country	Percentage of Net Assets
Cayman Islands	42.93%
Bahrain	8.54%
Indonesia	6.96%
United States	6.61%
Malaysia	5.36%
Qatar	5.13%
Oman	3.36%
Kuwait	2.77%
Egypt	2.76%
Turkey	2.52%
Pakistan	2.29%
United Arab Emirates	2.21%
Saudi Arabia	2.10%
Jersey	1.62%
Ireland	0.54%
Tunisia	0.20%

Semi-Annual Report | 32

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social, and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation, and more volatile performance. Foreign financial markets may also have fewer investor protections. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. These factors may prevent the Wise Fund and the Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the U.S. There is also the risk of confiscation, taxation, currency blockage, or political or social instability.

Changes in the laws of the Cayman Islands, in which the Wise Fund makes investments could negatively affect the Wise Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on entities organized in the Cayman Islands in which the Wise Fund may invest. If Cayman Islands law changes such that a Cayman Islands entity must pay Cayman Islands taxes, Wise Fund shareholders would likely suffer decreased investment returns. Further, entities organized in the Cayman Islands are generally not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Concentration Risk: To the extent the Fund’s investments are concentrated in a particular sector or group of sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector or group of sectors.

Technology Sector Risk: Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Note 8.

Tax Matters

As of December 31, 2021, the tax basis components, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Ethical Fund	Wise Fund
Federal tax cost of investments, including short-term investments	$ 94,561,885	$203,485,402

Gross tax appreciation of investments	$ 52,650,002	$ 9,255,153
Gross tax depreciation of investments	$(4,244,479)	$ (648,460)
Net tax appreciation	$ 48,405,523	$ 8,606,993

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income

Semi-Annual Report | 33

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

are determined at the end of each fiscal year. As of June 30, 2021 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Ethical Fund	Wise Fund
Unrealized appreciation on investments	$ 40,501,995	$ 8,818,860
Undistributed ordinary income	556,924	371,874
Undistributed realized gains	15,410,120	274,597
	$ 56,469,039	$ 9,465,331

The Funds paid the following distributions for the six months ended December 31, 2021 and year ended June 30, 2021:

Ethical Fund
Six Months Ended	$ Amount	Tax Character
12/31/2021	$ 556,924	Ordinary Income
12/31/2021	$16,599,644	Long-Term Capital Gain

Year Ended	$ Amount	Tax Character
6/30/2021	$ 25,817	Ordinary Income
6/30/2021	$ 6,530,933	Long-Term Capital Gain

Wise Fund
Six Months Ended	$ Amount	Tax Character
12/31/2021	$ 1,574,731	Ordinary Income
12/31/2021	$ 523,166	Long-Term Capital Gain

Year Ended	$ Amount	Tax Character
6/30/2021	$ 1,592,344	Ordinary Income
6/30/2021	$ 248,133	Long-Term Capital Gain

Note 9.

Distribution Plan

The Funds maintain that certain Amended and Restated Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows each Fund to pay distribution expenditures incurred in connection with the sale and promotion of such Fund and the furnishing of services to shareholders of the Fund.  The Plan provides that the Fund may pay up to a maximum on an annual basis of 0.15% and 0.05% of the average daily value of the net assets of Ethical Fund and Wise Fund, respectively.  Under the Plan,  permitted expenditures include: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund’s shares and their shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding

Semi-Annual Report | 34

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports for each Fund’s shares for recipients other than existing shareholders; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Shares, either directly or through other persons with which the Trust has entered into agreements related to the Plan.  Because these expenses are paid out of each Fund’s respective assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the six months ended December 31, 2021, the Ethical Fund incurred $110,430 in distribution fees and the Wise Fund incurred $53,105 in distribution fees.

Note 10.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the funds under Section 2(a)(9) of the 1940 Act.  As of December 31, 2021, Charles Schwab & Co., Inc. (“Schwab”), in aggregate, owned approximately 59% and 68% of the shares of the Ethical Fund and the Wise Fund, respectively, for the benefit of others. As a result, Schwab may be deemed to control both Funds.

Note 11.  Indemnifications

In the normal course of business, each Fund enters into contracts that contain general indemnification to other parties. A Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 12. Market Risk

Overall market risks may affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Impact of COVID-19 – An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays

Semi-Annual Report | 35

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Note 13. Subsequent Events

On January 31, 2022, the Wise Fund paid shareholders of record at January 28, 2022, a net investment income distribution of $207,312, equivalent to $0.010011 per share. On February 28, 2022, the Wise Fund paid shareholders of record at February 25, 2022, a net investment income distribution of $202,558, equivalent to $0.009786 per share. Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

Semi-Annual Report | 36

AZZAD FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2021 through December 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ethical Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,070.11	$5.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Wise Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2021	December 31, 2021	July 1, 2021 to December 31, 2021

Actual	$1,000.00	$1,007.18	$4.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.72	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 37

AZZAD FUNDS

TRUSTEES AND OFFICERS

DECEMBER 31, 2021 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address and Age	Position & Term with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships	Other Directorships Held During Past 5 Years
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Age: 73	Trustee, Indefinite, Since 2000	2	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)	None
Umbereen R. Ahmed 8220 Crestwood Heights Drive, 1010 Mclean, VA 22102 Age: 47	Trustee, Indefinite, Since 2020	2	Member of the executive sales team at Salesforce (2020 to present). Prior to joining Salesforce, Ms. Ahmed held various sales and executive positions with Microsoft.	None
Damani Ingram, Esq. 8609 Waterside Court, Laurel, MD 20723 Age: 50	Trustee, Indefinite, Since 2020	2	Partner and Managing Attorney of The Ingram Firm, LLC (since 2001 to present), Columbia, MD.	None

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position & Term with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships	Other Directorships Held During Past 5 Years
Bashar Qasem [1] 3141 Fairview Park Drive Suite 355 Falls Church, VA 22042 Age: 57	Chairman, President, Treasurer and Trustee, Indefinite, Since 2001	2	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management Inc. (investment adviser) (1997 to 1999)	None
Jamal Elbarmil 3141 Fairview Park Drive Suite 355 Falls Church, VA 22041 Age: 60	Secretary and Controller Since 2001	2	Vice President and Portfolio Manager of Azzad Asset Management, Inc. (since 2001 and 2008 respectively).	N/A
Manal Fouz* 3141 Fairview Park Drive Suite 355 Falls Church, VA 22041 Age: 47	Chief Compliance Officer Since 2007	2	Operations Manager and Compliance Officer for Azzad Asset Management, Inc. (since 2002 and 2007 respectively )	N/A
Abed Awad, Esq.[2] 777 Terrance Avenue Suite 303 Hasbrouck Hts., NJ 07604 Age: 52	Trustee, Indefinite, Since 2013	2	Partner at Awad & Khoury, Attorneys at Law, Hasbrouck Heights, NJ (since August 2010), Principal at Law Offices of Abed Awad, Clifton, NJ (September 1999 – August 2010)	None

*Manal Fouz is the wife of Bashar Qasem.

1 Bashar Qasem is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

2 Abed Awad is considered “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he became affiliated with the Adviser as of November 2020.

Semi-Annual Report | 38

AZZAD FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2021 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The information on Form N-PORT is available without charge, upon requests, by calling (888) 350-3369.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Semi-Annual Report | 39

AZZAD FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

SUB-ADVISORY AGREEMENT APPROVAL

At meetings held on May 19, 2021 and July 21, 2021, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended, considered and approved Federated Hermes (UK) LLP, a limited liability partnership registered in the United Kingdom (“Federated Hermes”) to serve as investment sub-adviser, whereby Federated Hermes would provide sub-subadvisory services to Federated Investment Management Company, a Delaware statutory trust (“Federated”) in its role as sub-adviser to the Wise Fund.  In considering the approval of the Sub Sub-Advisory Agreement (the “Agreement”), the Trustees requested and received materials specific to Agreement, as well as, the services provided to the Wise Fund under the Agreement.  The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Federated Hermes, including financial information, a description of personnel and the proposed services to be provided to the Wise Fund, information on investment advice and performance; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Wise Fund; and (iii) benefits to be realized by Federated Hermes from its relationship with the Wise Fund.

In considering the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling in their decision. In reaching their decision to approve the Agreement, the Board considered the factors enumerated below.  The Agreement became effective July 26, 2021, when Federated Hermes commenced providing sub-subadvisory services to the Fund.

SUB SUB-ADVISORY AGREEMENT WITH FEDERATED HERMES WITH RESPECT TO THE WISE FUND

Nature, Quality and Extent of the Services Provided to the Funds

The Board noted that Federated Hermes is a publicly owned company that registered with SEC effective November 2013 and prior to that with the Financial Services Authorities in the UK on November 2007. They noted that Federated Hermes was an affiliate of Federated Investment Management Company (“Federated”) and had approximately $19 billion in assets under management as of December 31, 2020.

The Trustees reviewed the proposed nature of services that Federated Hermes will provide the Wise Fund under the terms of the Agreement and reviewed in detail Federated’s 15(c) questionnaire responses. The Board considered the portfolio management team experience of Mr. Mohammed Elmi, noting his experience with fixed income securities and as serving as an analyst for Wise Fund. The Trustees discussed the amount of time expected to be allocated to the Fund by Federated Hermes. They also discussed Federated Hermes’s compensation practices and employee review process. They discussed Federated’s use of third-party compliance systems, noting no recent exams or litigation and no material compliance violations. They acknowledged and discussed Federated Hermes’s compliance policies and procedures. The Trustees noted

Semi-Annual Report | 40

AZZAD FUNDS

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2021 (UNAUDITED)

that Federated Hermes’s insurance coverage was sufficient.  The Trustees concluded that Federated Hermes was expected to provide quality services to the Wise Fund.

Investment Performance of the Fund and the Adviser

The Trustees considered that although Federated Hermes had not yet provided sub sub-advisory services to the Wise Fund, the historical performance of the Wise Fund under the Federated sub-advisory agreement, should be considered since the model was not expected to change.  They considered the Wise Fund’s strategy and discussed the continued quality service provided by Federated and benefits that Federated Hermes may provide to Federated, the Wise Fund and its shareholders. After discussion, the Trustees concluded that Federated Hermes was qualified and should be allowed the opportunity to make investment decisions for the Fund.

Fees and Expenses

The Trustees acknowledged that Federated Hermes’s sub sub-advisory fee is paid by the Federated, from the sub-advisory fee and not directly by the Wise Fund or the Adviser. The Trustees considered the fees that the Sub-Adviser charges with respect to the Wise Fund, further noting that Federated had granted the Wise Fund a reduction from its standard fee. They discussed the potential fees payable to Federated Hermes and noted that there would be no additional compensation paid above and beyond the sub-advisory fee that the Adviser currently pays to Federated. The Trustees noted that the fee discussion was primarily an adviser and sub-adviser level consideration.

Profitability

The Board discussed the profitability of Federated Hermes. The Board noted that Federated Hermes does not calculate profitability for a particular fund but rather on a firm level. The Trustees reviewed Federated Hermes’ financial statements and discussed the firm’s 2020 revenue and operating income. The Trustees concluded that excessive profitability was not an issue at current asset and allocation levels.

Economies of Scale

The Board considered whether economies of scale are present with respect to Federated Hermes’s role as sub sub-adviser to the Wise Fund. The Trustees agreed that economies, with respect to the overall Wise Fund fees and expenses, was primarily an Adviser level issue and should be considered with respect to the Wise Fund’s overall advisory agreement and advisory fee.

Conclusion

Based on their evaluation of all material factors, the Board, including the Independent Trustees, concluded that the Agreement between the Adviser, Federated, and Federated Hermes, on behalf of the Wise Fund, was fair and reasonable to shareholders, that the Sub Sub-Adviser’s services provided substantial benefits to shareholders, and that the renewal of the Agreement was in the best interests of the Wise Fund and its shareholders.

Semi-Annual Report | 41

BOARD OF TRUSTEES
Syed K. Raheemullah
Bashar Qasem
Abed Awad, Esq.
Umbereen R. Ahmed
Damani Ingram, Esq.

INVESTMENT ADVISER
Azzad Asset Management, Inc.

SUB-ADVISER
Delaware Investments Fund Advisers
Federated Investment Management Company
Federated Hermes (UK) LLP

DIVIDEND PAYING AGENT,
SHAREHOLDERS' SERVICING AGENT,
TRANSFER AGENT
Mutual Shareholder Services, LLC

CUSTODIAN
Huntington National Bank, NA

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company

LEGAL COUNSEL
Thompson Hine LLP

This report is provided for the general information of the shareholders of the Azzad Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By: /s/ Bashar Qasem

       Bashar Qasem

       Chairman and Treasurer

Date March 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Bashar Qasem

       Bashar Qasem

       Chairman and Treasurer

Date March 10, 2022